UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Global Equity Income Fund
Class A:
SPQAX
SEMIANNUAL
SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE
FUND
COSTS
FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$58	1.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%
MF203E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	A
NASDAQ	SPQAX
CUSIP	74441L808

MF203E2A

PGIM Jennison Global Equity Income Fund
Class C:
AGOCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS
FOR THE
LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$108	2.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%
MF203E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	C
NASDAQ	AGOCX
CUSIP	74441L873
MF203E2C

PGIM Jennison Global Equity Income Fund
Class R:
PJERX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND
COSTS FOR
THE LAST
SIX MONTHS
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$76	1.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%
MF203E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R
NASDAQ	PJERX
CUSIP	74441L790
MF203E2R

PGIM Jennison Global Equity Income Fund
Class Z:
JDEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%
MF203E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	Z
NASDAQ	JDEZX
CUSIP	74441L832
MF203E2Z

PGIM Jennison Global Equity Income Fund
Class R6:
PJIQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$40	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 697,721,635
Number of fund holdings	50
Portfolio turnover rate for the period	4%
MF203E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?

Industry Classification	% of Net Assets
Insurance	15.5%
Oil, Gas & Consumable Fuels	10.4%
Biotechnology	6.6%
Electric Utilities	6.1%
Banks	6.1%
Semiconductors & Semiconductor Equipment	6.0%
Pharmaceuticals	4.7%
Multi-Utilities	4.7%
Diversified Telecommunication Services	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Industrial REITs	2.9%
Consumer Staples Distribution & Retail	2.8%
Specialized REITs	2.5%
Automobile Components	2.5%
Ground Transportation	2.4%
Commercial Services & Supplies	2.1%
Machinery	2.0%
IT Services	1.9%
Personal Care Products	1.7%
Industry Classification	% of Net Assets
Construction & Engineering	1.7%
Electronic Equipment, Instruments & Components	1.5%
Hotels, Restaurants & Leisure	1.5%
Software	1.5%
Chemicals	1.4%
Beverages	1.0%
Household Products	1.0%
Transportation Infrastructure	1.0%
Electrical Equipment	0.7%
Residential REITs	0.7%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Others*	0.4%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R6
NASDAQ	PJIQX
CUSIP	74441L816
MF203E2R6

PGIM Quant Solutions Mid-Cap Value Fund
Class A:
SPRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$54	1.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS
OF
4/30
/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	A
NASDAQ	SPRAX
CUSIP	74441L105
MF202E2A

PGIM Quant Solutions Mid-Cap Value Fund
Class C:
NCBVX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$94	1.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	C
NASDAQ	NCBVX
CUSIP	74441L303
MF202E2C

PGIM Quant Solutions Mid-Cap Value Fund
Class R:
SDVRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$70	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R
NASDAQ	SDVRX
CUSIP	74441L782
MF202E2R

PGIM Quant Solutions Mid-Cap Value Fund
Class Z:
SPVZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$43	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SPVZX
CUSIP	74441L709
MF202E2Z

PGIM Quant Solutions Mid-Cap Value Fund
Class R2:
PMVEX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$59	1.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PMVEX
CUSIP	74441L758
MF202E2R2

PGIM Quant Solutions Mid-Cap Value Fund
Class R4:
PMVFX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$47	0.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2025
?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PMVFX
CUSIP	74441L741
MF202E2R4

PGIM Quant Solutions Mid-Cap Value Fund
Class R6:
PMVQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$35	0.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 152,260,950
Number of fund holdings	248
Portfolio turnover rate for the period	56%
MF202E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 4/
30
/2025?

Industry Classification	% of Net Assets
Insurance	9.6%
Electric Utilities	4.1%
Machinery	4.1%
IT Services	3.9%
Media	3.5%
Consumer Staples Distribution & Retail	3.5%
Capital Markets	3.4%
Software	3.4%
Biotechnology	3.4%
Life Sciences Tools & Services	3.3%
Banks	3.3%
Food Products	3.3%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	3.1%
Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5%
Hotels, Restaurants & Leisure	2.4%
Specialized REITs	2.4%
Pharmaceuticals	1.9%
Chemicals	1.8%
Gas Utilities	1.8%
Retail REITs	1.7%
Building Products	1.7%
Professional Services	1.6%
Specialty Retail	1.5%
Aerospace & Defense	1.4%
Independent Power & Renewable Electricity Producers	1.3%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.2%
Real Estate Management & Development	1.2%
Passenger Airlines	1.1%
Metals & Mining	1.1%
Communications Equipment	1.0%
Financial Services	0.9%
Consumer Finance	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Household Durables	0.8%
Entertainment	0.8%
Beverages	0.8%
Trading Companies & Distributors	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction & Engineering	0.7%
Containers & Packaging	0.7%
Automobile Components	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Diversified Telecommunication Services	0.5%
Personal Care Products	0.5%
Others*	2.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R6
NASDAQ	PMVQX
CUSIP	74441L824
MF202E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

PGIM Jennison Global Equity Income Fund

PGIM Quant Solutions Mid-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Global Equity Income Fund	2
PGIM Quant Solutions Mid-Cap Value Fund	16
Notes to Financial Statements	42

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 97.0%

Australia 1.0%

Transurban Group, UTS	765,174	$6,895,267

Canada 7.3%

BCE, Inc.	310,182	6,893,933
Canadian National Railway Co.	73,620	7,127,888
Enbridge, Inc.	552,390	25,832,427
Pembina Pipeline Corp.	288,713	11,036,686

		50,890,934

France 12.6%

AXA SA	943,420	44,619,900
Cie Generale des Etablissements Michelin SCA	476,521	17,424,336
Orange SA	967,107	14,030,836
Vinci SA	84,298	11,841,110

		87,916,182

Italy 3.9%

Enel SpA	3,119,003	27,038,548

South Korea 0.5%

Samsung Electronics Co. Ltd.	101,653	3,966,250

Switzerland 4.8%

Zurich Insurance Group AG	47,138	33,433,608

United Kingdom 8.7%

AstraZeneca PLC, ADR	221,970	15,935,226
National Grid PLC	2,266,921	32,720,972
Unilever PLC	186,891	11,899,330

		60,555,528

United States 58.2%

AbbVie, Inc.	181,776	35,464,498
Air Products & Chemicals, Inc.	16,838	4,564,613
Amgen, Inc.	36,107	10,504,248
Apple, Inc.	76,722	16,303,425
Broadcom, Inc.	97,224	18,712,703
Camden Property Trust, REIT	43,898	4,995,592

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Caterpillar, Inc.	45,815	$14,169,205
Corning, Inc.	239,889	10,646,274
Darden Restaurants, Inc.	19,417	3,895,827
Gaming & Leisure Properties, Inc., REIT	365,594	17,497,329
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^(x)	100,000	20,900
International Business Machines Corp.	53,872	13,027,327
JPMorgan Chase & Co.	128,095	31,334,599
Lam Research Corp.	156,595	11,223,164
Linde PLC(a)	12,053	5,462,781
McDonald’s Corp.	20,511	6,556,341
MetLife, Inc.	392,731	29,600,135
Microsoft Corp.	26,329	10,406,801
NextEra Energy, Inc.	48,344	3,233,247
PepsiCo, Inc.	51,917	7,038,907
PNC Financial Services Group, Inc. (The)	68,768	11,050,330
Procter & Gamble Co. (The)	42,952	6,982,707
Prologis, Inc., REIT	197,769	20,211,992
Republic Services, Inc.	58,349	14,631,012
Sanofi SA	157,118	17,187,425
Schneider Electric SE	21,990	5,137,871
Shell PLC, ADR	289,257	18,651,291
Texas Instruments, Inc.	73,866	11,822,253
Union Pacific Corp.	45,190	9,745,675
Walmart, Inc.	204,152	19,853,782
Williams Cos., Inc. (The)	275,207	16,118,874

		406,051,128

TOTAL COMMON STOCKS (cost $466,982,428)		676,747,445

PREFERRED STOCKS 2.2%

United States
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	46,741	2,868,962
PG&E Corp. , CVT, 6.000%, Series A, Maturing 12/01/27	279,165	12,140,886

TOTAL PREFERRED STOCKS (cost $16,524,465)		15,009,848

TOTAL LONG-TERM INVESTMENTS (cost $483,506,893)		691,757,293

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 3

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 0.3%

AFFILIATED MUTUAL FUNDS

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	1,613,812	$1,613,812
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $735,779; includes $735,600 of cash collateral for securities on loan)(b)(wb)	736,368	735,852

TOTAL SHORT-TERM INVESTMENTS (cost $2,349,591)		2,349,664

TOTAL INVESTMENTS 99.5% (cost $485,856,484)		694,106,957
Other assets in excess of liabilities 0.5%		3,614,678

NET ASSETS 100.0%		$697,721,635

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,900 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $725,168; cash collateral of $735,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC Private Placement, 144A*^	12/14/07	$2,000,000	$20,900	0.0%

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$6,895,267	$—
Canada	50,890,934	—	—
France	—	87,916,182	—
Italy	—	27,038,548	—
South Korea	—	3,966,250	—
Switzerland	—	33,433,608	—
United Kingdom	15,935,226	44,620,302	—
United States	383,704,932	22,325,296	20,900
Preferred Stocks
United States	15,009,848	—	—
Short-Term Investments
Affiliated Mutual Funds	2,349,664	—	—

Total	$467,890,604	$226,195,453	$20,900

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Insurance	15.4%
Oil, Gas & Consumable Fuels	10.3
Biotechnology	6.6
Electric Utilities	6.2
Banks	6.1
Semiconductors & Semiconductor Equipment	6.0
Pharmaceuticals	4.8
Multi-Utilities	4.7
Diversified Telecommunication Services	3.0
Industrial REITs	2.9
Technology Hardware, Storage & Peripherals	2.8
Consumer Staples Distribution & Retail	2.8
Specialized REITs	2.5
Automobile Components	2.5
Ground Transportation	2.4

Commercial Services & Supplies	2.1%
Machinery	2.0
IT Services	1.9
Personal Care Products	1.7
Construction & Engineering	1.7
Electronic Equipment, Instruments & Components	1.5
Hotels, Restaurants & Leisure	1.5
Software	1.5
Chemicals	1.5
Beverages	1.0
Household Products	1.0
Transportation Infrastructure	1.0
Electrical Equipment	0.7
Residential REITs	0.7
Aerospace & Defense	0.4

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 5

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	0.3%
Energy Equipment & Services	0.0 *

99.5
Other assets in excess of liabilities	0.5

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$725,168	$(725,168)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

6

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value, including securities on loan of $725,168:
Unaffiliated investments (cost $483,506,893)	$691,757,293
Affiliated investments (cost $2,349,591)	2,349,664
Foreign currency, at value (cost $80,423)	80,434
Tax reclaim receivable	4,526,771
Dividends receivable	702,534
Receivable for Fund shares sold	240,304
Prepaid expenses	2,990

Total Assets	699,659,990

Liabilities
Payable to broker for collateral for securities on loan	735,600
Payable for Fund shares purchased	486,571
Management fee payable	410,662
Distribution fee payable	118,772
Accrued expenses and other liabilities	96,490
Transfer agent fee payable	56,064
Affiliated transfer agent fee payable	31,095
Directors’ fees payable	3,101

Total Liabilities	1,938,355

Net Assets	$697,721,635

Net assets were comprised of:
Common stock, at par	$49,648
Paid-in capital in excess of par	464,099,290
Total distributable earnings (loss)	233,572,697

Net assets, April 30, 2025	$697,721,635

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 7

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A
Net asset value and redemption price per share, ($522,137,868 ÷ 37,033,470 shares of common stock issued and outstanding)	$14.10
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.92

Class C

Net asset value, offering price and redemption price per share, ($10,593,160 ÷ 900,177 shares of common stock issued and outstanding)	$11.77

Class R

Net asset value, offering price and redemption price per share, ($16,012,298 ÷ 1,135,568 shares of common stock issued and outstanding)	$14.10

Class Z

Net asset value, offering price and redemption price per share, ($138,057,957 ÷ 9,805,333 shares of common stock issued and outstanding)	$14.08

Class R6

Net asset value, offering price and redemption price per share, ($10,920,352 ÷ 773,022 shares of common stock issued and outstanding)	$14.13

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $711,540 foreign withholding tax)	$10,252,458
Affiliated dividend income	77,413
Affiliated income from securities lending, net	380

Total income	10,330,251

Expenses
Management fee	2,585,694
Distribution fee(a)	900,958
Transfer agent’s fees and expenses (including affiliated expense of $116,734)(a)	408,088
Custodian and accounting fees	43,722
Registration fees(a)	32,122
Shareholders’ reports	29,290
Professional fees	19,832
Audit fee	14,955
Directors’ fees	11,072
Miscellaneous	20,979

Total expenses	4,066,712
Less: Fee waiver and/or expense reimbursement(a)	(4,771)
Distribution fee waiver(a)	(150,720)

Net expenses	3,911,221

Net investment income (loss)	6,419,030

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $756)	24,147,754
Foreign currency transactions	2,984

24,150,738

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $73)	(5,196,449)
Foreign currencies	142,910

(5,053,539)

Net gain (loss) on investment and foreign currency transactions	19,097,199

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,516,229

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	783,205	57,195	60,558	—	—
Transfer agent’s fees and expenses	307,659	16,059	13,197	70,431	742
Registration fees	8,649	5,392	5,049	7,872	5,160
Fee waiver and/or expense reimbursement	—	—	—	—	(4,771)
Distribution fee waiver	(130,534)	—	(20,186)	—	—

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 9

PGIM Jennison Global Equity Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,419,030	$19,385,510
Net realized gain (loss) on investment and foreign currency transactions	24,150,738	22,117,681
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,053,539)	135,665,156

Net increase (decrease) in net assets resulting from operations	25,516,229	177,168,347

Dividends and Distributions
Distributions from distributable earnings
Class A	(20,041,478)	(47,259,597)
Class C	(479,473)	(1,607,866)
Class R	(583,657)	(1,395,899)
Class Z	(5,426,981)	(13,130,850)
Class R6	(452,864)	(1,437,875)

	(26,984,453)	(64,832,087)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,814,525	16,875,870
Net asset value of shares issued in reinvestment of dividends and distributions	24,688,097	59,319,872
Cost of shares purchased	(64,543,980)	(148,427,469)

Net increase (decrease) in net assets from Fund share transactions	(29,041,358)	(72,231,727)

Total increase (decrease)	(30,509,582)	40,104,533

Net Assets:
Beginning of period	728,231,217	688,126,684

End of period	$697,721,635	$728,231,217

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.14		$12.12	$12.96		$15.39	$12.40	$14.45
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.35	0.33		0.25	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		2.84	(0.01	)(b)	(1.88)	3.90	(0.70)
Total from investment operations	0.49		3.19	0.32		(1.63)	4.15	(0.44)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.35)	(0.34)		(0.23)	(0.25)	(0.29)
Distributions from net realized gains	(0.43)		(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(0.53)		(1.17)	(1.16)		(0.80)	(1.16)	(1.61)
Net asset value, end of period	$14.10		$14.14	$12.12		$12.96	$15.39	$12.40
Total Return(c):	3.74%		27.48%	2.22%		(11.04)%	34.94%	(3.76)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$522		$543	$501		$558	$690	$518
Average net assets (in millions)	$526		$544	$562		$633	$653	$544
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15	%(e)	1.16%	1.17%		1.15%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.21%	1.22%		1.20%	1.19%	1.20%
Net investment income (loss)	1.81	%(e)	2.60%	2.55%		1.72%	1.72%	1.98%
Portfolio turnover rate(f)	4%		6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 11

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.90		$10.38	$11.26	$13.48	$10.99	$12.99
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.19	0.19	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		2.40	- (b)	(1.62)	3.44	(0.62)
Total from investment operations	0.35		2.59	0.19	(1.51)	3.57	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.25)	(0.25)	(0.14)	(0.17)	(0.22)
Distributions from net realized gains	(0.43)		(0.82)	(0.82)	(0.57)	(0.91)	(1.32)
Total dividends and distributions	(0.48)		(1.07)	(1.07)	(0.71)	(1.08)	(1.54)
Net asset value, end of period	$11.77		$11.90	$10.38	$11.26	$13.48	$10.99
Total Return(c):	3.21%		26.21%	1.38%	(11.71)%	33.98%	(4.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$13	$18	$36	$71	$151
Average net assets (in millions)	$12		$15	$27	$53	$105	$221
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.15	%(e)	2.10%	2.04%	1.94%	1.88%	1.87%
Expenses before waivers and/or expense reimbursement	2.15	%(e)	2.10%	2.04%	1.94%	1.88%	1.87%
Net investment income (loss)	0.79	%(e)	1.70%	1.69%	0.92%	1.02%	1.37%
Portfolio turnover rate(f)	4%		6%	11%	19%	12%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.14		$12.13	$12.96	$15.39	$12.40	$14.45
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.30	0.29	0.20	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.36		2.84	- (b)	(1.87)	3.90	(0.70)
Total from investment operations	0.46		3.14	0.29	(1.67)	4.11	(0.48)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.31)	(0.30)	(0.19)	(0.21)	(0.25)
Distributions from net realized gains	(0.43)		(0.82)	(0.82)	(0.57)	(0.91)	(1.32)
Total dividends and distributions	(0.50)		(1.13)	(1.12)	(0.76)	(1.12)	(1.57)
Net asset value, end of period	$14.10		$14.14	$12.13	$12.96	$15.39	$12.40
Total Return(c):	3.52%		27.00%	1.99%	(11.32)%	34.53%	(4.07)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16		$17	$15	$18	$23	$20
Average net assets (in millions)	$16		$17	$17	$21	$23	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51	%(e)	1.51%	1.47%	1.46%	1.45%	1.49%
Expenses before waivers and/or expense reimbursement	1.76	%(e)	1.76%	1.72%	1.71%	1.70%	1.74%
Net investment income (loss)	1.45	%(e)	2.26%	2.26%	1.42%	1.42%	1.69%
Portfolio turnover rate(f)	4%		6%	11%	19%	12%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 13

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.12		$12.11	$12.95		$15.37	$12.39	$14.44
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.38	0.37		0.29	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		2.84	(0.01	)(b)	(1.87)	3.89	(0.70)
Total from investment operations	0.51		3.22	0.36		(1.58)	4.18	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.39)	(0.38)		(0.27)	(0.29)	(0.33)
Distributions from net realized gains	(0.43)		(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(0.55)		(1.21)	(1.20)		(0.84)	(1.20)	(1.65)
Net asset value, end of period	$14.08		$14.12	$12.11		$12.95	$15.37	$12.39
Total Return(c):	3.87%		27.76%	2.52%		(10.73)%	35.26%	(3.49)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$138		$142	$138		$165	$214	$197
Average net assets (in millions)	$138		$144	$159		$194	$215	$249
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.89%	0.89%		0.87%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.89%	0.89%		0.87%	0.87%	0.88%
Net investment income (loss)	2.07	%(e)	2.87%	2.83%		2.01%	2.00%	2.31%
Portfolio turnover rate(f)	4%		6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.16		$12.14	$12.98		$15.41	$12.42	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.40	0.40		0.29	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.38		2.84	(0.03	)(b)	(1.86)	3.92	(0.68)
Total from investment operations	0.53		3.24	0.37		(1.57)	4.20	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.40)	(0.39)		(0.29)	(0.30)	(0.34)
Distributions from net realized gains	(0.43)		(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(0.56)		(1.22)	(1.21)		(0.86)	(1.21)	(1.66)
Net asset value, end of period	$14.13		$14.16	$12.14		$12.98	$15.41	$12.42
Total Return(c):	3.98%		27.89%	2.60%		(10.70)%	35.33%	(3.39)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$14	$16		$13	$13	$4
Average net assets (in millions)	$12		$15	$18		$13	$9	$3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%		0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.89%	0.85%		0.86%	0.93%	1.23%
Net investment income (loss)	2.16	%(e)	2.97%	3.06%		2.07%	1.90%	2.26%
Portfolio turnover rate(f)	4%		6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 15

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.4%

Aerospace & Defense 1.4%
Howmet Aerospace, Inc.	4,100	$568,178
L3Harris Technologies, Inc.	1,800	396,036
Textron, Inc.	14,200	999,254
Woodward, Inc.	900	168,813

		2,132,281

Automobile Components 0.7%
Aptiv PLC (United Kingdom)*	19,400	1,106,964

Banks 3.3%
Bank OZK	21,800	928,680
Citizens Financial Group, Inc.	16,900	623,441
Civista Bancshares, Inc.	12,200	274,622
Columbia Banking System, Inc.	33,500	751,070
East West Bancorp, Inc.	11,500	983,825
Fifth Third Bancorp	11,400	409,716
Huntington Bancshares, Inc.	13,300	193,249
M&T Bank Corp.	400	67,904
Regions Financial Corp.	16,600	338,806
Third Coast Bancshares, Inc.*	4,900	146,020
Zions Bancorp NA	6,800	305,796

		5,023,129

Beverages 0.8%
Molson Coors Beverage Co. (Class B Stock)	21,100	1,213,883

Biotechnology 3.4%
Alnylam Pharmaceuticals, Inc.*	3,100	816,044
Biogen, Inc.*	5,900	714,372
BioMarin Pharmaceutical, Inc.*	5,600	356,664
Exelixis, Inc.*	27,700	1,084,455
Incyte Corp.*	14,100	883,506
Kiniksa Pharmaceuticals International PLC*	2,300	62,031
Natera, Inc.*	1,200	181,116
United Therapeutics Corp.*	3,400	1,030,506

		5,128,694

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Broadline Retail 0.4%

Dillard’s, Inc. (Class A Stock)	200	$69,332
eBay, Inc.	8,500	579,360

		648,692

Building Products 1.7%

Allegion PLC	2,800	389,760
Armstrong World Industries, Inc.	1,200	174,024
Builders FirstSource, Inc.*	5,900	705,817
Carlisle Cos., Inc.	800	303,584
Hayward Holdings, Inc.*	9,800	130,634
Masco Corp.	8,400	509,124
Owens Corning	2,100	305,361

		2,518,304

Capital Markets 3.4%

Bank of New York Mellon Corp. (The)	7,700	619,157
Janus Henderson Group PLC	16,000	531,360
Northern Trust Corp.	12,600	1,184,148
Raymond James Financial, Inc.	5,900	808,536
State Street Corp.	12,900	1,136,490
Stifel Financial Corp.	2,300	197,087
Virtu Financial, Inc. (Class A Stock)	11,500	450,225
XP, Inc. (Brazil) (Class A Stock)	17,300	278,530

		5,205,533

Chemicals 1.8%

CF Industries Holdings, Inc.	16,000	1,253,920
DuPont de Nemours, Inc.	19,400	1,280,206
LyondellBasell Industries NV (Class A Stock) (a)	3,200	186,272

		2,720,398

Commercial Services & Supplies 0.4%

Cimpress PLC (Ireland)*	6,100	256,322

Steelcase, Inc. (Class A Stock)	34,600	343,232

		599,554

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 17

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 1.0%

CommScope Holding Co., Inc.*	42,100	$157,454
F5, Inc.*	4,900	1,297,226

		1,454,680

Construction & Engineering 0.7%

EMCOR Group, Inc.	2,500	1,001,750
Primoris Services Corp.	2,000	119,940

		1,121,690

Consumer Finance 0.9%

Bread Financial Holdings, Inc.	3,100	147,095
PROG Holdings, Inc.	2,600	68,536
Synchrony Financial	23,300	1,210,435

		1,426,066

Consumer Staples Distribution & Retail 3.5%

Albertson’s Cos., Inc. (Class A Stock)	53,800	1,182,524
Dollar General Corp.	14,500	1,358,505
Kroger Co. (The)	17,300	1,249,233
Sysco Corp.	9,800	699,720
US Foods Holding Corp.*	12,300	807,618

		5,297,600

Containers & Packaging 0.7%

Ball Corp.	21,500	1,116,710

Diversified Consumer Services 1.3%

ADT, Inc.	109,600	878,992
H&R Block, Inc.	18,500	1,116,845

		1,995,837

Diversified REITs 0.3%

WP Carey, Inc.	7,000	437,080

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.5%

Liberty Global Ltd. (Belgium) (Class A Stock)*	42,400	$464,280
Liberty Global Ltd. (Belgium) (Class C Stock)*	31,700	359,478

		823,758

Electric Utilities 4.1%

Alliant Energy Corp.	17,000	1,037,680

Edison International	21,300	1,139,763

Evergy, Inc.	2,600	179,660

Exelon Corp.	41,400	1,941,660

NRG Energy, Inc.	12,600	1,380,708

OGE Energy Corp.	4,600	208,748
PG&E Corp.	23,700	391,524

		6,279,743

Electrical Equipment 0.4%

EnerSys	900	77,940
Rockwell Automation, Inc.	1,900	470,592

		548,532

Electronic Equipment, Instruments & Components 2.5%

Coherent Corp.*	9,200	591,744
Corning, Inc.	15,500	687,890
Jabil, Inc.	7,800	1,143,168
ScanSource, Inc.*	9,000	296,910
Trimble, Inc.*	16,800	1,043,952

		3,763,664

Entertainment 0.8%

Electronic Arts, Inc.	4,600	667,414

Playtika Holding Corp.	106,000	558,620

		1,226,034

Financial Services 0.9%

Euronet Worldwide, Inc.*	3,300	327,030

Global Payments, Inc.	500	38,155

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 19

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

MGIC Investment Corp.	37,600	$936,616
NewtekOne, Inc.	13,500	140,400

		1,442,201

Food Products 3.3%

Archer-Daniels-Midland Co.	6,700	319,925
Calavo Growers, Inc.	2,500	69,050
Dole PLC	38,000	577,220
Hershey Co. (The)	2,000	334,380
Ingredion, Inc.	1,300	172,666
Mission Produce, Inc.*	22,300	233,592
Pilgrim’s Pride Corp.	21,200	1,157,096
Seaboard Corp.	10	25,860
Smithfield Foods, Inc.	37,600	835,096
Tyson Foods, Inc. (Class A Stock)	21,000	1,286,040

		5,010,925

Gas Utilities 1.8%

MDU Resources Group, Inc.	26,400	452,496
National Fuel Gas Co.	15,700	1,205,446
UGI Corp.	32,200	1,055,838

		2,713,780

Health Care Equipment & Supplies 0.2%

ResMed, Inc.	700	165,613
Solventum Corp.*	1,200	79,344

		244,957

Health Care Providers & Services 3.1%

Cardinal Health, Inc.	7,500	1,059,675
Centene Corp.*	24,300	1,454,355
Tenet Healthcare Corp.*	8,500	1,215,075
Universal Health Services, Inc. (Class B Stock)	6,000	1,062,420

		4,791,525

Health Care REITs 0.0%

Omega Healthcare Investors, Inc.	1,100	42,955

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.3%

Host Hotels & Resorts, Inc.	27,100	$382,652

Hotels, Restaurants & Leisure 2.4%

Carnival Corp.*	51,600	946,344
Darden Restaurants, Inc.	1,700	341,088
El Pollo Loco Holdings, Inc.*	38,900	363,715
MGM Resorts International*	1,800	56,628
Royal Caribbean Cruises Ltd.(a)	5,000	1,074,550
Travel + Leisure Co.	20,100	882,993

		3,665,318

Household Durables 0.8%

PulteGroup, Inc.	12,247	1,256,297

Household Products 0.0%

Spectrum Brands Holdings, Inc.	700	44,170

Independent Power & Renewable Electricity Producers 1.3%

AES Corp. (The)	79,400	794,000
Clearway Energy, Inc. (Class C Stock)	27,500	806,850
Vistra Corp.	3,200	414,816

		2,015,666

Insurance 9.5%

Aflac, Inc.	6,000	652,080
Allstate Corp. (The)	5,700	1,130,823
Arch Capital Group Ltd.	1,800	163,224
Arthur J. Gallagher & Co.	1,000	320,690
Assured Guaranty Ltd.	3,600	315,828
Axis Capital Holdings Ltd.	12,400	1,194,368
Cincinnati Financial Corp.	6,300	877,023
CNO Financial Group, Inc.	9,400	356,636
Fidelis Insurance Holdings Ltd. (United Kingdom)	27,100	443,085
Fidelity National Financial, Inc.	17,200	1,101,660
Genworth Financial, Inc. (Class A Stock)*	15,100	103,586
Globe Life, Inc.	10,400	1,282,736
Hartford Insurance Group, Inc. (The)	11,000	1,349,370
Heritage Insurance Holdings, Inc.*	7,500	141,750
Lincoln National Corp.	24,900	793,563
Loews Corp.	5,500	477,565

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 21

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Mercury General Corp.	1,500	$83,130
Old Republic International Corp.	25,800	970,080
Principal Financial Group, Inc.	11,000	815,650
RenaissanceRe Holdings Ltd. (Bermuda)	400	96,772
SiriusPoint Ltd. (Sweden)*	10,000	168,000
Universal Insurance Holdings, Inc.	5,900	143,016
Unum Group	16,800	1,304,688
W.R. Berkley Corp.	2,000	143,380

		14,428,703

IT Services 3.9%

Akamai Technologies, Inc.*	10,000	805,800
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,611,183
DXC Technology Co.*	46,300	718,576
GoDaddy, Inc. (Class A Stock)*	1,700	320,161
Twilio, Inc. (Class A Stock)*	10,800	1,044,468
VeriSign, Inc.*	5,300	1,495,236

		5,995,424

Life Sciences Tools & Services 3.3%

Agilent Technologies, Inc.	3,800	408,880
Bio-Techne Corp.	15,100	760,285
IQVIA Holdings, Inc.*	6,400	992,448
Mettler-Toledo International, Inc.*	1,100	1,177,627
Revvity, Inc.	6,000	560,580
Waters Corp.*	2,900	1,008,417
West Pharmaceutical Services, Inc.	700	147,903

		5,056,140

Machinery 4.1%

Allison Transmission Holdings, Inc.	11,200	1,033,088
Cummins, Inc.	5,100	1,498,584
Dover Corp.	7,300	1,245,745
Lincoln Electric Holdings, Inc.	400	70,480
Oshkosh Corp.	9,700	812,472
Pentair PLC	10,400	943,592
Westinghouse Air Brake Technologies Corp.	3,300	609,642

		6,213,603

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Marine Transportation 0.2%

Costamare, Inc. (Monaco)	37,600	$350,808

Media 3.5%

Charter Communications, Inc. (Class A Stock)*	4,600	1,802,556
Fox Corp. (Class A Stock)	14,100	702,039
Fox Corp. (Class B Stock)	14,100	651,984
Gray Media, Inc.	76,200	255,270
News Corp. (Class A Stock)	38,300	1,038,696
Nexstar Media Group, Inc.	5,900	882,994

		5,333,539

Metals & Mining 1.1%

Nucor Corp.	2,800	334,236
Reliance, Inc.	1,400	403,522
Steel Dynamics, Inc.	5,000	648,550
SunCoke Energy, Inc.	34,800	315,288

		1,701,596

Mortgage Real Estate Investment Trusts (REITs) 0.7%

Advanced Flower Capital, Inc.	10,700	58,957

AG Mortgage Investment Trust, Inc.	13,200	86,196

Rithm Capital Corp.	69,200	773,656

Two Harbors Investment Corp.	6,400	75,968

		994,777

Multi-Utilities 3.0%

Ameren Corp.	6,900	684,756
Avista Corp.	8,000	331,760
CMS Energy Corp.	6,400	471,360
Consolidated Edison, Inc.	13,233	1,492,021
DTE Energy Co.	6,200	849,400
NiSource, Inc.	12,800	500,608
Northwestern Energy Group, Inc.	4,100	238,743

		4,568,648

Office REITs 0.3%

Highwoods Properties, Inc.	13,400	381,096

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 23

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 3.1%

Cheniere Energy, Inc.	5,700	$1,317,327
Civitas Resources, Inc.	15,200	414,200
Devon Energy Corp.	39,000	1,185,990
Kinder Morgan, Inc.	5,600	147,280
ONEOK, Inc.	2,300	188,968
Ovintiv, Inc.	5,300	177,974
Permian Resources Corp.	7,600	89,680
Teekay Corp. Ltd. (Bermuda)	72,900	525,609
Williams Cos., Inc. (The)	7,700	450,989
World Kinect Corp.	11,700	293,553

		4,791,570

Passenger Airlines 1.1%

SkyWest, Inc.*	1,200	107,004
Southwest Airlines Co.(a)	2,500	69,900
Sun Country Airlines Holdings, Inc.*	26,800	262,640
United Airlines Holdings, Inc.*	18,500	1,273,170

		1,712,714

Personal Care Products 0.5%

Herbalife Ltd.*	52,500	378,000
Nu Skin Enterprises, Inc. (Class A Stock)	56,800	359,544

		737,544

Pharmaceuticals 1.9%

Amneal Pharmaceuticals, Inc.*	15,200	116,432

Jazz Pharmaceuticals PLC*	9,100	1,064,336

Perrigo Co. PLC	8,900	228,908

Royalty Pharma PLC (Class A Stock)	41,200	1,352,184

Viatris, Inc.	9,389	79,056

		2,840,916

Professional Services 1.6%

Concentrix Corp.	1,500	76,590

Conduent, Inc.*	43,972	92,781

Genpact Ltd.	18,500	929,810

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

IBEX Holdings Ltd.*	3,000	$75,120
Leidos Holdings, Inc.	8,100	1,192,158

		2,366,459

Real Estate Management & Development 1.2%

CBRE Group, Inc. (Class A Stock)*	7,000	855,260
Jones Lang LaSalle, Inc.*	4,000	909,640
RE/MAX Holdings, Inc. (Class A Stock)*	7,400	56,610

		1,821,510

Retail REITs 1.7%

Realty Income Corp.	713	41,254
Regency Centers Corp.	14,600	1,053,828
Simon Property Group, Inc.	9,700	1,526,586

		2,621,668

Semiconductors & Semiconductor Equipment 0.8%

Cirrus Logic, Inc.*	8,700	835,548
MKS Instruments, Inc.	6,200	434,868

		1,270,416

Software 3.4%

ACI Worldwide, Inc.*	500	26,680

Consensus Cloud Solutions, Inc.*	12,800	254,208

DocuSign, Inc.*	6,400	523,200
Dolby Laboratories, Inc. (Class A Stock)	4,000	307,160
Dynatrace, Inc.*	3,000	140,910
Gen Digital, Inc.	49,500	1,280,565
MicroStrategy, Inc. (Class A Stock)*(a)	1,000	380,110
Olo, Inc. (Class A Stock)*	62,500	387,500
OneSpan, Inc.	24,100	358,367
Ooma, Inc.*	2,200	26,906
Zoom Communications, Inc. (Class A Stock)*	18,700	1,449,998

		5,135,604

Specialized REITs 2.4%

Digital Realty Trust, Inc.	900	144,486
EPR Properties	10,700	529,543

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 25

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	8,400	$402,024
National Storage Affiliates Trust	13,700	509,640
Rayonier, Inc.	25,100	613,946
VICI Properties, Inc.	45,200	1,447,304

		3,646,943

Specialty Retail 1.5%
AutoNation, Inc.*	1,700	296,055
Bath & Body Works, Inc.	22,300	680,373
Best Buy Co., Inc.	4,800	320,112
Penske Automotive Group, Inc.	4,400	684,948
Ross Stores, Inc.	1,800	250,200

		2,231,688

Technology Hardware, Storage & Peripherals 0.9%
HP, Inc.	39,700	1,015,129
Immersion Corp.	52,000	375,960

		1,391,089

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	9,200	887,064
G-III Apparel Group Ltd.*	12,200	307,684

		1,194,748

Trading Companies & Distributors 0.8%
United Rentals, Inc.	1,900	1,199,755

TOTAL COMMON STOCKS (cost $143,526,084)		151,386,230

UNAFFILIATED EXCHANGE-TRADED FUND 0.4%
iShares Russell Mid-Cap Value ETF (cost $615,422)	5,000	613,750

TOTAL LONG-TERM INVESTMENTS (cost $144,141,506)		151,999,980

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	440,512	$440,512
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $1,446,570; includes $1,439,591 of cash collateral for securities on loan)(b)(wb)	1,447,707	1,446,694

TOTAL SHORT-TERM INVESTMENTS (cost $1,887,082)		1,887,206

TOTAL INVESTMENTS 101.1% (cost $146,028,588)		153,887,186
Liabilities in excess of other assets (1.1)%		(1,626,236)

NET ASSETS 100.0%		$152,260,950

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,401,059; cash collateral of $1,439,591 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 27

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,132,281	$—	$—
Automobile Components	1,106,964	—	—
Banks	5,023,129	—	—
Beverages	1,213,883	—	—
Biotechnology	5,128,694	—	—
Broadline Retail	648,692	—	—
Building Products	2,518,304	—	—
Capital Markets	5,205,533	—	—
Chemicals	2,720,398	—	—
Commercial Services & Supplies	599,554	—	—
Communications Equipment	1,454,680	—	—
Construction & Engineering	1,121,690	—	—
Consumer Finance	1,426,066	—	—
Consumer Staples Distribution & Retail	5,297,600	—	—
Containers & Packaging	1,116,710	—	—
Diversified Consumer Services	1,995,837	—	—
Diversified REITs	437,080	—	—
Diversified Telecommunication Services	823,758	—	—
Electric Utilities	6,279,743	—	—
Electrical Equipment	548,532	—	—
Electronic Equipment, Instruments & Components	3,763,664	—	—
Entertainment	1,226,034	—	—
Financial Services	1,442,201	—	—
Food Products	5,010,925	—	—
Gas Utilities	2,713,780	—	—
Health Care Equipment & Supplies	244,957	—	—
Health Care Providers & Services	4,791,525	—	—
Health Care REITs	42,955	—	—
Hotel & Resort REITs	382,652	—	—
Hotels, Restaurants & Leisure	3,665,318	—	—
Household Durables	1,256,297	—	—
Household Products	44,170	—	—
Independent Power & Renewable Electricity Producers	2,015,666	—	—
Insurance	14,428,703	—	—
IT Services	5,995,424	—	—
Life Sciences Tools & Services	5,056,140	—	—
Machinery	6,213,603	—	—
Marine Transportation	350,808	—	—
Media	5,333,539	—	—
Metals & Mining	1,701,596	—	—
Mortgage Real Estate Investment Trusts (REITs)	994,777	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Multi-Utilities	$4,568,648	$—	$—
Office REITs	381,096	—	—
Oil, Gas & Consumable Fuels	4,791,570	—	—
Passenger Airlines	1,712,714	—	—
Personal Care Products	737,544	—	—
Pharmaceuticals	2,840,916	—	—
Professional Services	2,366,459	—	—
Real Estate Management & Development	1,821,510	—	—
Retail REITs	2,621,668	—	—
Semiconductors & Semiconductor Equipment	1,270,416	—	—
Software	5,135,604	—	—
Specialized REITs	3,646,943	—	—
Specialty Retail	2,231,688	—	—
Technology Hardware, Storage & Peripherals	1,391,089	—	—
Textiles, Apparel & Luxury Goods	1,194,748	—	—
Trading Companies & Distributors	1,199,755	—	—
Unaffiliated Exchange-Traded Fund	613,750	—	—
Short-Term Investments
Affiliated Mutual Funds	1,887,206	—	—

Total	$153,887,186	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Insurance	9.5%
Electric Utilities	4.1
Machinery	4.1
IT Services	3.9
Media	3.5
Consumer Staples Distribution & Retail	3.5
Capital Markets	3.4
Software	3.4
Biotechnology	3.4
Life Sciences Tools & Services	3.3
Banks	3.3
Food Products	3.3
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	3.1

Multi-Utilities	3.0%
Electronic Equipment, Instruments & Components	2.5
Hotels, Restaurants & Leisure	2.4
Specialized REITs	2.4
Pharmaceuticals	1.9
Chemicals	1.8
Gas Utilities	1.8
Retail REITs	1.7
Building Products	1.7
Professional Services	1.6
Specialty Retail	1.5
Aerospace & Defense	1.4
Independent Power & Renewable Electricity Producers	1.3

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 29

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Diversified Consumer Services	1.3%
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	1.3
Real Estate Management & Development	1.2
Passenger Airlines	1.1
Metals & Mining	1.1
Communications Equipment	1.0
Financial Services	0.9
Consumer Finance	0.9
Technology Hardware, Storage & Peripherals	0.9
Semiconductors & Semiconductor Equipment	0.8
Household Durables	0.8
Entertainment	0.8
Beverages	0.8
Trading Companies & Distributors	0.8
Textiles, Apparel & Luxury Goods	0.8
Construction & Engineering	0.7
Containers & Packaging	0.7
Automobile Components	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.7

Diversified Telecommunication Services	0.5%
Personal Care Products	0.5
Broadline Retail	0.4
Unaffiliated Exchange-Traded Fund	0.4
Commercial Services & Supplies	0.4
Electrical Equipment	0.4
Diversified REITs	0.3
Hotel & Resort REITs	0.3
Office REITs	0.3
Marine Transportation	0.2
Health Care Equipment & Supplies	0.2
Household Products	0.0 *
Health Care REITs	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,401,059	$(1,401,059)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets
Investments at value, including securities on loan of $1,401,059:
Unaffiliated investments (cost $144,141,506)	$151,999,980
Affiliated investments (cost $1,887,082)	1,887,206
Receivable for Fund shares sold	108,428
Dividends receivable	75,634
Tax reclaim receivable	1,640
Prepaid expenses and other assets	1,082

Total Assets	154,073,970

Liabilities
Payable to broker for collateral for securities on loan	1,439,591
Payable for Fund shares purchased	186,521
Accrued expenses and other liabilities	76,798
Management fee payable	64,933
Distribution fee payable	20,332
Audit fee payable	12,991
Affiliated transfer agent fee payable	11,098
Directors’ fees payable	756

Total Liabilities	1,813,020

Net Assets	$152,260,950

Net assets were comprised of:
Common stock, at par	$6,629
Paid-in capital in excess of par	166,945,937
Total distributable earnings (loss)	(14,691,616)

Net assets, April 30, 2025	$152,260,950

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 31

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($97,185,398 ÷ 4,242,842 shares of common stock issued and outstanding)	$22.91
Maximum sales charge (5.50% of offering price)	1.33

Maximum offering price to public	$24.24

Class C

Net asset value, offering price and redemption price per share, ($1,080,929 ÷ 57,671 shares of common stock issued and outstanding)	$18.74

Class R

Net asset value, offering price and redemption price per share, ($116,075 ÷ 5,021 shares of common stock issued and outstanding)	$23.12

Class Z

Net asset value, offering price and redemption price per share, ($24,556,610 ÷ 1,057,467 shares of common stock issued and outstanding)	$23.22

Class R2

Net asset value, offering price and redemption price per share, ($20,507 ÷ 887 shares of common stock issued and outstanding)	$23.11

Class R4

Net asset value, offering price and redemption price per share, ($47,734 ÷ 2,064 shares of common stock issued and outstanding)	$23.13

Class R6

Net asset value, offering price and redemption price per share, ($29,253,697 ÷ 1,263,329 shares of common stock issued and outstanding)	$23.16

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,855,540
Affiliated dividend income	6,125
Affiliated income from securities lending, net	1,682

Total income	1,863,347

Expenses
Management fee	619,106
Distribution fee(a)	167,343
Shareholder servicing fees(a)	51
Transfer agent’s fees and expenses (including affiliated expense of $43,364)(a)	112,427
Registration fees(a)	28,092
Custodian and accounting fees	26,380
Shareholders’ reports	17,996
Professional fees	16,581
Audit fee	13,737
Directors’ fees	5,786
Miscellaneous	17,386

Total expenses	1,024,885
Less: Fee waiver and/or expense reimbursement(a)	(132,222)
Distribution fee waiver(a)	(26,811)

Net expenses	865,852

Net investment income (loss)	997,495

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $187)	6,314,502
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $107)	(17,203,154)

Net gain (loss) on investment transactions	(10,888,652)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(9,891,157)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	159,941	6,912	464	—	26	—	—
Shareholder servicing fees	—	—	—	—	3	48	—
Transfer agent’s fees and expenses	85,758	4,092	172	18,474	67	309	3,555
Registration fees	7,438	4,464	2,561	4,562	2,079	2,079	4,909
Fee waiver and/or expense reimbursement	(73,912)	(7,819)	(2,667)	(16,168)	(2,133)	(2,344)	(27,179)
Distribution fee waiver	(26,657)	—	(154)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 33

PGIM Quant Solutions Mid-Cap Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$997,495	$3,236,392
Net realized gain (loss) on investment transactions	6,314,502	22,686,823
Net change in unrealized appreciation (depreciation) on investments	(17,203,154)	23,835,671

Net increase (decrease) in net assets resulting from operations	(9,891,157)	49,758,886

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,555,340)	(2,061,733)
Class C	(14,829)	(33,900)
Class R	(1,365)	(3,022)
Class Z	(487,142)	(632,208)
Class R2	(277)	(340)
Class R4	(3,116)	(7,294)
Class R6	(601,910)	(990,268)

	(2,663,979)	(3,728,765)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,288,984	10,066,700
Net asset value of shares issued in reinvestment of dividends and distributions	2,580,830	3,619,090
Cost of shares purchased	(18,081,739)	(46,253,336)

Net increase (decrease) in net assets from Fund share transactions	(12,211,925)	(32,567,546)

Total increase (decrease)	(24,767,061)	13,462,575

Net Assets:

Beginning of period	177,028,011	163,565,436

End of period	$152,260,950	$177,028,011

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.75		$19.11	$20.46	$22.40	$13.95	$17.83
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.38	0.37	0.31	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	(1.62)		5.68	(1.39)	(1.98)	8.52	(3.75)
Total from investment operations	(1.49)		6.06	(1.02)	(1.67)	8.75	(3.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.42)	(0.33)	(0.27)	(0.30)	(0.42)
Net asset value, end of period	$22.91		$24.75	$19.11	$20.46	$22.40	$13.95
Total Return(b):	(6.10)%		32.01%	(5.05)%	(7.51)%	63.44%	(20.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,185		$110,303	$95,179	$111,871	$128,832	$96,607
Average net assets (000)	$107,511		$108,635	$109,356	$122,783	$123,830	$125,104
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.13%	1.13%	1.13%	1.13%	1.14%
Expenses before waivers and/or expense reimbursement	1.32	%(d)	1.32%	1.36%	1.33%	1.33%	1.39%
Net investment income (loss)	1.06	%(d)	1.65%	1.77%	1.42%	1.13%	1.96%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 35

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.25		$15.72	$16.89	$18.55	$11.63	$14.94
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.17	0.18	0.12	0.05	0.15
Net realized and unrealized gain (loss) on investment transactions	(1.33)		4.65	(1.15)	(1.64)	7.10	(3.16)
Total from investment operations	(1.30)		4.82	(0.97)	(1.52)	7.15	(3.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.29)	(0.20)	(0.14)	(0.23)	(0.30)
Net asset value, end of period	$18.74		$20.25	$15.72	$16.89	$18.55	$11.63
Total Return(b):	(6.51)%		30.90%	(5.83)%	(8.24)%	62.09%	(20.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,081		$1,546	$2,147	$4,527	$7,641	$6,823
Average net assets (000)	$1,394		$1,887	$3,424	$6,293	$8,011	$10,577
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95	%(d)	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses before waivers and/or expense reimbursement	3.08	%(d)	2.81%	2.41%	2.26%	2.15%	2.19%
Net investment income (loss)	0.27	%(d)	0.92%	1.05%	0.68%	0.33%	1.17%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.94		$19.26	$20.61	$22.56	$14.06	$17.96
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.32	0.28	0.26	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	(1.63)		5.71	(1.37)	(2.01)	8.58	(3.78)
Total from investment operations	(1.54)		6.03	(1.09)	(1.75)	8.76	(3.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.35)	(0.26)	(0.20)	(0.26)	(0.36)
Net asset value, end of period	$23.12		$24.94	$19.26	$20.61	$22.56	$14.06
Total Return(b):	(6.26)%		31.57%	(5.34)%	(7.79)%	62.86%	(20.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116		$128	$164	$182	$352	$298
Average net assets (000)	$125		$141	$144	$292	$414	$386
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45	%(d)	1.45%	1.45%	1.45%	1.45%	1.46%
Expenses before waivers and/or expense reimbursement	6.01	%(d)	5.93%	5.20%	4.08%	3.57%	4.44%
Net investment income (loss)	0.75	%(d)	1.41%	1.35%	1.18%	0.87%	1.58%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 37

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.12		$19.39	$20.75	$22.71	$14.14	$18.06
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.44	0.43	0.39	0.28	0.35
Net realized and unrealized gain (loss) on investment transactions	(1.65)		5.76	(1.41)	(2.02)	8.63	(3.80)
Total from investment operations	(1.49)		6.20	(0.98)	(1.63)	8.91	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.47)	(0.38)	(0.33)	(0.34)	(0.47)
Net asset value, end of period	$23.22		$25.12	$19.39	$20.75	$22.71	$14.14
Total Return(b):	(6.03)%		32.32%	(4.79)%	(7.26)%	63.81%	(19.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,557		$29,676	$26,636	$34,193	$65,489	$44,469
Average net assets (000)	$28,661		$29,616	$31,753	$49,899	$64,701	$86,918
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	1.00	%(d)	1.00%	0.99%	0.97%	0.95%	0.96%
Net investment income (loss)	1.31	%(d)	1.90%	2.03%	1.77%	1.37%	2.29%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.95		$19.26	$20.62	$22.56	$14.05	$17.95
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.35	0.41	0.29	0.21	0.29
Net realized and unrealized gain (loss) on investment transactions	(1.63)		5.74	(1.46)	(1.98)	8.59	(3.79)
Total from investment operations	(1.51)		6.09	(1.05)	(1.69)	8.80	(3.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.40)	(0.31)	(0.25)	(0.29)	(0.40)
Net asset value, end of period	$23.11		$24.95	$19.26	$20.62	$22.56	$14.05
Total Return(b):	(6.15)%		31.87%	(5.16)%	(7.55)%	63.25%	(20.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$21	$12	$40	$44	$33
Average net assets (000)	$21		$20	$26	$43	$44	$36
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23	%(d)	1.23%	1.23%	1.23%	1.23%	1.24%
Expenses before waivers and/or expense reimbursement	21.33	%(d)	25.02%	16.92%	13.29%	13.76%	42.28%
Net investment income (loss)	0.97	%(d)	1.50%	1.97%	1.32%	1.02%	1.91%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 39

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.01		$19.30	$20.67	$22.62	$14.08	$17.99
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.44	0.43	0.35	0.25	0.30
Net realized and unrealized gain (loss) on investment transactions	(1.65)		5.72	(1.44)	(2.00)	8.61	(3.77)
Total from investment operations	(1.49)		6.16	(1.01)	(1.65)	8.86	(3.47)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.45)	(0.36)	(0.30)	(0.32)	(0.44)
Net asset value, end of period	$23.13		$25.01	$19.30	$20.67	$22.62	$14.08
Total Return(b):	(6.06)%		32.23%	(4.94)%	(7.34)%	63.70%	(19.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48		$198	$313	$1,579	$1,778	$2,761
Average net assets (000)	$134		$369	$1,455	$1,706	$2,631	$2,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	0.98%	0.98%	0.98%	0.99%
Expenses before waivers and/or expense reimbursement	4.50	%(d)	2.25%	1.39%	1.33%	1.29%	1.62%
Net investment income (loss)	1.30	%(d)	1.89%	2.05%	1.59%	1.28%	2.00%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025
			Year Ended October 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.06		$19.35	$20.71	$22.66	$14.10	$18.01
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.48	0.46	0.41	0.31	0.40
Net realized and unrealized gain (loss) on investment transactions	(1.63)		5.73	(1.40)	(2.00)	8.61	(3.82)
Total from investment operations	(1.45)		6.21	(0.94)	(1.59)	8.92	(3.42)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.50)	(0.42)	(0.36)	(0.36)	(0.49)
Net asset value, end of period	$23.16		$25.06	$19.35	$20.71	$22.66	$14.10
Total Return(b):	(5.91)%		32.47%	(4.63)%	(7.10)%	64.08%	(19.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,254		$35,157	$39,113	$55,273	$67,320	$39,149
Average net assets (000)	$33,177		$40,994	$49,175	$65,489	$58,904	$67,073
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%	0.73%	0.73%	0.74%
Expenses before waivers and/or expense reimbursement	0.90	%(d)	0.88%	0.86%	0.85%	0.85%	0.86%
Net investment income (loss)	1.47	%(d)	2.09%	2.20%	1.84%	1.52%	2.54%
Portfolio turnover rate(e)	56%		97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 41

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Global Equity Income Fund and PGIM Quant Solutions Mid-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Global Equity Income Fund (“Jennison Global Equity Income”)	to seek income and capital appreciation
PGIM Quant Solutions Mid-Cap Value Fund (“Quant Solutions Mid-Cap Value”)	to seek capital growth

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Financial Statements (unaudited) (continued)

fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

Notes to Financial Statements (unaudited) (continued)

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Jennison Global Equity Income
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Quant Solutions Mid-Cap Value
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Jennison Global Equity Income	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

Quant Solutions Mid-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Global Equity Income	0.745% of average daily net assets up to $500 million; 0.730% of average daily net assets over $500 million to $1 billion; 0.625% of average daily net assets over $1 billion to $2.5 billion; 0.600% of average daily net assets over $2.5 billion to $7.5 billion; 0.580% of average daily net assets over $7.5 billion to $10 billion; 0.560% of average daily net assets over $10 billion.	0.74%
Quant Solutions Mid-Cap Value	0.73% of average daily net assets to $1 billion; 0.71% of average daily net assets from $1 billion to $3 billion; 0.69% of average daily net assets from $3 billion to $5 billion; 0.67% of average daily net assets over $5 billion.	0.73

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Global Equity Income - Class A	—%
Jennison Global Equity Income - Class C	—
Jennison Global Equity Income - Class R	—
Jennison Global Equity Income - Class Z	—
Jennison Global Equity Income - Class R6	0.80
Quant Solutions Mid-Cap Value - Class A	1.13
Quant Solutions Mid-Cap Value - Class C	1.95
Quant Solutions Mid-Cap Value - Class R	1.45
Quant Solutions Mid-Cap Value - Class Z	0.95
Quant Solutions Mid-Cap Value - Class R2	1.23
Quant Solutions Mid-Cap Value - Class R4	0.98
Quant Solutions Mid-Cap Value - Class R6	0.73

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Quant Solutions Mid-Cap Value Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Global Equity Income - Class A	0.30%	0.25%	N/A%
Jennison Global Equity Income - Class C	1.00	1.00	N/A
Jennison Global Equity Income - Class R	0.75	0.50	N/A
Jennison Global Equity Income - Class Z	N/A	N/A	N/A

Notes to Financial Statements (unaudited) (continued)

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Global Equity Income - Class R6	N/A%	N/A%	N/A%
Quant Solutions Mid-Cap Value - Class A	0.30	0.25	N/A
Quant Solutions Mid-Cap Value - Class C	1.00	1.00	N/A
Quant Solutions Mid-Cap Value - Class R	0.75	0.50	N/A
Quant Solutions Mid-Cap Value - Class Z	N/A	N/A	N/A
Quant Solutions Mid-Cap Value - Class R2	0.25	0.25	0.10
Quant Solutions Mid-Cap Value - Class R4	N/A	N/A	0.10
Quant Solutions Mid-Cap Value - Class R6	N/A	N/A	N/A

The RIC, on behalf of Jennison Global Equity Income, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Global Equity Income	$300

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Global Equity Income - Class A	$83,578	$ —

Jennison Global Equity Income - Class C	—	425
Quant Solutions Mid-Cap Value - Class A	10,398	—

Quant Solutions Mid-Cap Value - Class C	—	152

PGIM Investments, PGIM Quantitative Solutions, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Global Equity Income	$29,998,999	$70,459,548
Quant Solutions Mid-Cap Value	95,756,385	109,380,920

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Jennison Global Equity Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$11,045,657	$48,818,574	$58,250,419	$—	$ —	$1,613,812	1,613,812	$77,413

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
$ —	$36,010,358	$35,275,335	$73	$756	$735,852	736,368	$380	(2)
$11,045,657	$84,828,932	$93,525,754	$73	$756	$2,349,664		$77,793

Quant Solutions Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$ 993,654	$ 8,777,653	$ 9,330,795	$ —	$ —	$ 440,512	440,512	$6,125

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
1,120,602	45,086,033	44,760,235	107	187	1,446,694	1,447,707	1,682	(2)
$2,114,256	$53,863,686	$54,091,030	$107	$187	$1,887,206		$7,807

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Global Equity Income	$487,062,989	$229,877,328	$(22,833,360)	$207,043,968
Quant Solutions Mid-Cap Value	147,196,364	18,193,620	(11,502,798)	6,690,822

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period.

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Jennison Global Equity Income	$ —	$ —

Quant Solutions Mid-Cap Value	28,128,000	20,089,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Global Equity Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Quant Solutions Mid-Cap Value Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

Jennison Global Equity Income - Class A	400,000,000

Jennison Global Equity Income - Class B	20,000,000

Jennison Global Equity Income - Class C	300,000,000

Jennison Global Equity Income - Class R	75,000,000

Jennison Global Equity Income - Class Z	1,250,000,000

Jennison Global Equity Income - Class T	650,000,000

Jennison Global Equity Income - Class R6	75,000,000

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares

Quant Solutions Mid-Cap Value - Class A	100,000,000

Quant Solutions Mid-Cap Value - Class B	5,000,000

Quant Solutions Mid-Cap Value - Class C	30,000,000

Quant Solutions Mid-Cap Value - Class R	75,000,000

Quant Solutions Mid-Cap Value - Class Z	190,000,000

Quant Solutions Mid-Cap Value - Class T	75,000,000

Quant Solutions Mid-Cap Value - Class R2	75,000,000

Quant Solutions Mid-Cap Value - Class R4	75,000,000

Quant Solutions Mid-Cap Value - Class R6	175,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Mid-Cap Value–Class Z	13,921	1.3%

Quant Solutions Mid-Cap Value–Class R2	542	61.1

Quant Solutions Mid-Cap Value–Class R4	552	26.7

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Global Equity Income	—	—%

Quant Solutions Mid-Cap Value	—	—

Unaffiliated:

Jennison Global Equity Income	8	60.4

Quant Solutions Mid-Cap Value	5	49.2

Transactions in shares of common stock were as follows:

Jennison Global Equity Income:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	436,392	$6,025,132
Shares issued in reinvestment of dividends and distributions	1,408,627	18,649,413
Shares purchased	(3,127,781)	(43,353,871)
Net increase (decrease) in shares outstanding before conversion	(1,282,762)	(18,679,326)
Shares issued upon conversion from other share class(es)	133,677	1,866,849
Shares purchased upon conversion into other share class(es)	(226,401)	(3,155,486)
Net increase (decrease) in shares outstanding	(1,375,486)	$(19,967,963)

Year ended October 31, 2024:
Shares sold	638,492	$8,415,464
Shares issued in reinvestment of dividends and distributions	3,423,927	43,961,671
Shares purchased	(7,184,616)	(95,895,536)
Net increase (decrease) in shares outstanding before conversion	(3,122,197)	(43,518,401)
Shares issued upon conversion from other share class(es)	513,992	6,850,085
Shares purchased upon conversion into other share class(es)	(290,292)	(3,925,396)
Net increase (decrease) in shares outstanding	(2,898,497)	$(40,593,712)

Class C
Six months ended April 30, 2025:
Shares sold	45,630	$530,499
Shares issued in reinvestment of dividends and distributions	41,257	456,268
Shares purchased	(121,005)	(1,374,272)
Net increase (decrease) in shares outstanding before conversion	(34,118)	(387,505)
Shares purchased upon conversion into other share class(es)	(134,355)	(1,572,794)
Net increase (decrease) in shares outstanding	(168,473)	$(1,960,299)

Year ended October 31, 2024:
Shares sold	43,800	$493,412
Shares issued in reinvestment of dividends and distributions	140,695	1,520,581
Shares purchased	(304,739)	(3,399,032)
Net increase (decrease) in shares outstanding before conversion	(120,244)	(1,385,039)
Shares purchased upon conversion into other share class(es)	(514,541)	(5,793,448)
Net increase (decrease) in shares outstanding	(634,785)	$(7,178,487)

Class R
Six months ended April 30, 2025:
Shares sold	19,227	$263,574
Shares issued in reinvestment of dividends and distributions	44,082	583,657
Shares purchased	(108,278)	(1,509,256)
Net increase (decrease) in shares outstanding	(44,969)	$(662,025)

Notes to Financial Statements (unaudited) (continued)

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	32,142	$426,611
Shares issued in reinvestment of dividends and distributions	108,759	1,395,899
Shares purchased	(218,373)	(2,954,173)
Net increase (decrease) in shares outstanding	(77,472)	$(1,131,663)

Class Z
Six months ended April 30, 2025:
Shares sold	225,637	$3,103,457
Shares issued in reinvestment of dividends and distributions	343,901	4,548,451
Shares purchased	(1,099,010)	(15,184,258)
Net increase (decrease) in shares outstanding before conversion	(529,472)	(7,532,350)
Shares issued upon conversion from other share class(es)	306,276	4,285,514
Shares purchased upon conversion into other share class(es)	(39,705)	(553,630)
Net increase (decrease) in shares outstanding	(262,901)	$(3,800,466)

Year ended October 31, 2024:
Shares sold	438,349	$5,786,301
Shares issued in reinvestment of dividends and distributions	859,356	11,023,093
Shares purchased	(2,813,994)	(37,312,610)
Net increase (decrease) in shares outstanding before conversion	(1,516,289)	(20,503,216)
Shares issued upon conversion from other share class(es)	284,212	3,832,442
Shares purchased upon conversion into other share class(es)	(107,031)	(1,449,572)
Net increase (decrease) in shares outstanding	(1,339,108)	$(18,120,346)

Class R6
Six months ended April 30, 2025:
Shares sold	63,933	$891,863
Shares issued in reinvestment of dividends and distributions	33,943	450,308
Shares purchased	(224,017)	(3,122,323)
Net increase (decrease) in shares outstanding before conversion	(126,141)	(1,780,152)
Shares issued upon conversion from other share class(es)	15,264	213,651
Shares purchased upon conversion into other share class(es)	(76,116)	(1,084,104)
Net increase (decrease) in shares outstanding	(186,993)	$(2,650,605)

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	132,700	$1,754,082
Shares issued in reinvestment of dividends and distributions	110,394	1,418,628
Shares purchased	(667,118)	(8,866,118)
Net increase (decrease) in shares outstanding before conversion	(424,024)	(5,693,408)
Shares issued upon conversion from other share class(es)	34,738	485,889
Net increase (decrease) in shares outstanding	(389,286)	$(5,207,519)

Quant Solutions Mid-Cap Value:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	52,465	$1,271,293
Shares issued in reinvestment of dividends and distributions	60,653	1,485,383
Shares purchased	(328,122)	(8,054,684)
Net increase (decrease) in shares outstanding before conversion	(215,004)	(5,298,008)
Shares issued upon conversion from other share class(es)	18,390	430,984
Shares purchased upon conversion into other share class(es)	(17,036)	(396,389)
Net increase (decrease) in shares outstanding	(213,650)	$(5,263,413)

Year ended October 31, 2024:
Shares sold	112,308	$2,588,484
Shares issued in reinvestment of dividends and distributions	90,378	1,972,049
Shares purchased	(712,179)	(16,284,848)
Net increase (decrease) in shares outstanding before conversion	(509,493)	(11,724,315)
Shares issued upon conversion from other share class(es)	33,621	756,084
Shares purchased upon conversion into other share class(es)	(47,370)	(1,108,599)
Net increase (decrease) in shares outstanding	(523,242)	$(12,076,830)

Class C
Six months ended April 30, 2025:
Shares sold	1,621	$32,452
Shares issued in reinvestment of dividends and distributions	722	14,513
Shares purchased	(7,641)	(145,825)
Net increase (decrease) in shares outstanding before conversion	(5,298)	(98,860)
Shares purchased upon conversion into other share class(es)	(13,354)	(264,955)
Net increase (decrease) in shares outstanding	(18,652)	$(363,815)

Notes to Financial Statements (unaudited) (continued)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	1,856	$34,767
Shares issued in reinvestment of dividends and distributions	1,861	33,455
Shares purchased	(20,847)	(388,283)
Net increase (decrease) in shares outstanding before conversion	(17,130)	(320,061)
Shares purchased upon conversion into other share class(es)	(43,132)	(799,046)
Net increase (decrease) in shares outstanding	(60,262)	$(1,119,107)

Class R
Six months ended April 30, 2025:
Shares sold	274	$6,825
Shares issued in reinvestment of dividends and distributions	55	1,365
Shares purchased	(427)	(10,089)
Net increase (decrease) in shares outstanding	(98)	$(1,899)

Year ended October 31, 2024:
Shares sold	858	$20,088
Shares issued in reinvestment of dividends and distributions	137	3,022
Shares purchased	(4,407)	(99,309)
Net increase (decrease) in shares outstanding	(3,412)	$(76,199)

Class Z
Six months ended April 30, 2025:
Shares sold	30,122	$768,114
Shares issued in reinvestment of dividends and distributions	19,139	474,850
Shares purchased	(180,298)	(4,394,226)
Net increase (decrease) in shares outstanding before conversion	(131,037)	(3,151,262)
Shares issued upon conversion from other share class(es)	19,902	486,626
Shares purchased upon conversion into other share class(es)	(12,920)	(308,886)
Net increase (decrease) in shares outstanding	(124,055)	$(2,973,522)

Year ended October 31, 2024:
Shares sold	68,683	$1,626,307
Shares issued in reinvestment of dividends and distributions	28,035	619,288
Shares purchased	(331,509)	(7,711,871)
Net increase (decrease) in shares outstanding before conversion	(234,791)	(5,466,276)
Shares issued upon conversion from other share class(es)	44,385	1,052,731
Shares purchased upon conversion into other share class(es)	(1,813)	(44,552)
Net increase (decrease) in shares outstanding	(192,219)	$(4,458,097)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Class R2
Six months ended April 30, 2025:
Shares sold	33	$831
Shares issued in reinvestment of dividends and distributions	11	277
Shares purchased	(2)	(50)
Net increase (decrease) in shares outstanding	42	$1,058

Year ended October 31, 2024:
Shares sold	260	$5,633
Shares issued in reinvestment of dividends and distributions	15	340
Shares purchased	(56)	(1,305)
Net increase (decrease) in shares outstanding	219	$4,668

Class R4
Six months ended April 30, 2025:
Shares sold	330	$8,348
Shares issued in reinvestment of dividends and distributions	108	2,676
Shares purchased	(6,286)	(152,607)
Net increase (decrease) in shares outstanding	(5,848)	$(141,583)

Year ended October 31, 2024:
Shares sold	1,449	$33,548
Shares issued in reinvestment of dividends and distributions	133	2,914
Shares purchased	(9,903)	(247,884)
Net increase (decrease) in shares outstanding	(8,321)	$(211,422)

Class R6
Six months ended April 30, 2025:
Shares sold	48,851	$1,201,121
Shares issued in reinvestment of dividends and distributions	24,343	601,766
Shares purchased	(215,055)	(5,324,258)
Net increase (decrease) in shares outstanding before conversion	(141,861)	(3,521,371)
Shares issued upon conversion from other share class(es)	7,804	195,538
Shares purchased upon conversion into other share class(es)	(5,322)	(142,918)
Net increase (decrease) in shares outstanding	(139,379)	$(3,468,751)

Year ended October 31, 2024:
Shares sold	251,698	$5,757,873
Shares issued in reinvestment of dividends and distributions	44,869	988,022
Shares purchased	(921,622)	(21,519,836)
Net increase (decrease) in shares outstanding before conversion	(625,055)	(14,773,941)
Shares issued upon conversion from other share class(es)	6,013	144,653
Shares purchased upon conversion into other share class(es)	(57)	(1,271)
Net increase (decrease) in shares outstanding	(619,099)	$(14,630,559)

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Jennison Global Equity Income	$396,467	5.62%	15	$1,170,000	$—
Quant Solutions Mid-Cap Value	542,500	5.47	10	1,303,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Global Equity Income	Quant Solutions Mid-Cap Value
Country	X	–
Currency	X	–
Economic and Market Events	X	X
Emerging Markets	X	–
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Geographic Concentration	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Medium Capitalization (Mid-Cap) Company	–	X
Model Design	–	X
Model Implementation	–	X
Real Estate Investment Trust	X	X
Sector Exposure	X	X
Value Style	X	X

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on

Notes to Financial Statements (unaudited) (continued)

the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

Notes to Financial Statements (unaudited) (continued)

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Notes to Financial Statements (unaudited) (continued)

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.  Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2025